Common Stock Options (Details Narrative) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2025	Aug. 13, 2025	Jul. 01, 2025	Sep. 11, 2024	Nov. 08, 2023	Oct. 09, 2023	Apr. 11, 2022	May 31, 2026	Jan. 31, 2026	Sep. 01, 2022	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 13, 2028	May 13, 2027	Jun. 16, 2025	Oct. 18, 2024	Dec. 31, 2022
Class of Stock [Line Items]
Shares issued										$ 2,910	$ 14,800			$ 14,800	$ 850,129
Number of options vested									20.00%	25.00%				25.00%	25.00%
Expected term			6 years 3 months			6 years 3 months		5 years 9 months	6 years 3 months	6 years 3 months
Volatility rate			124.00%					109.00%	287.00%
Risk-free rate			3.94%					4.12%	3.82%
Weighted average call option value			$ 0.11					$ 0.36	$ 0.09	$ 0.9328
Aggregate intrinsic value			$ 2,679					$ 7,659	$ 23,208	$ 30,317					$ 79,383
Stock-based compensation, stock options												$ 44,439	$ 54,067	$ 98,554	59,803
Unamortized expenses												7,743		99,253
Additional expenses												$ 13,080		$ 13,988	$ 10,753
Exercise price			$ 0.12
Share-based payment award, description	In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock in the form of stock options as of December 31, 2025	In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock in the form of stock options as of December 31, 2025
Directors fees	$ 20,000	$ 20,000
Remaining contractual life												8 years 11 months 23 days		9 years 1 month 9 days
Intrinsic value														$ 0
Unamortized expenses												$ 20,887
Options expense shares												815,807		559,637	223,599					9,167
Shares issued price per share																				$ 1.20
Stock based compensation expense						$ 23,742						$ 2,158
Unamortized expenses												$ 288
Granted options												278,920		346,038
Unamortized expenses												$ 56,003
Public Offering [Member]
Class of Stock [Line Items]
Dividend yield				0.00%		0.00%
Common stock price				$ 0.80
Common Class A [Member]
Class of Stock [Line Items]
Stock-based compensation, stock options													$ 23,812	$ 60,056
Share-based compensation arrangement by share-based payment award, options, vested			25,000															122,000
Unamortized expenses												3,510
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock-based compensation, stock options												2,321		$ 38,503
Stock-based compensation, stock options												2,617
Class A Common Stock Option Awards [Member]
Class of Stock [Line Items]
Stock-based compensation, stock options												4,149
Employees [Member]
Class of Stock [Line Items]
Expected term					10 years
Director [Member]
Class of Stock [Line Items]
Share-based payment award, description	In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock as of December 31, 2025, with 50% of such award in the form of restricted stock units and 50% in common stock options	In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock as of December 31, 2025, with 50% of such award in the form of restricted stock units and 50% in common stock options
Consultants [Member]
Class of Stock [Line Items]
Expected term					10 years
Maximum [Member]
Class of Stock [Line Items]
Expected term															6 years 3 months
Volatility rate															126.00%
Risk-free rate															4.63%
Weighted average call option value															$ 0.331
Maximum [Member] | Public Offering [Member]
Class of Stock [Line Items]
Expected term				5 years
Volatility rate				138.00%		115.00%
Risk-free rate				3.62%		4.71%
Common stock price						$ 2.68
Minimum [Member]
Class of Stock [Line Items]
Expected term															3 years 6 months 14 days
Volatility rate										93.00%					109.00%
Risk-free rate										3.03%					3.82%
Weighted average call option value															$ 1.450
Minimum [Member] | Public Offering [Member]
Class of Stock [Line Items]
Expected term				1 year 6 months
Volatility rate				127.00%		112.00%
Risk-free rate				3.45%		4.45%
Common stock price						$ 1.51
Minimum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Shares issued price per share																			$ 1.00
Omnibus Equity Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued							$ 1,041,667
Shares issued							1,041,667
2022 Plan [Member]
Class of Stock [Line Items]
Granted options						50,000		21,000	257,920	39,000				321,038	42,000
Exercise price						$ 2.68		$ 0.44	$ 0.09	$ 1.20
Granted options term								10 years	10 years
Expected term						10 years
Granted options						198,383
2022 Plan [Member] | Scenario, Adjustment [Member]
Class of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested																3,500	3,500
2022 Plan [Member] | Employees [Member]
Class of Stock [Line Items]
Granted options					32,750
Exercise price					$ 1.51
2022 Plan [Member] | Consultants [Member]
Class of Stock [Line Items]
Granted options					30,000
Exercise price					$ 1.51
2022 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price														$ 0.0700	$ 1.28
Granted options term														10 years	10 years
2022 Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price														$ 0.7386	$ 1.88
Granted options term									5 years						5 years
2022 Plan [Member] | Employees [Member]
Class of Stock [Line Items]
Stock-based compensation, stock options												$ 2,060		$ 60,051	$ 59,803